FINANCIAL RISK MANAGEMENT - Schedule of Average Probability of Default Grade (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Cash and balances at central banks	£ 91,388	£ 76,420	£ 73,257
UK mortgages | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	0.26%	0.17%
UK mortgages | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	15.48%	12.44%
Retail – credit cards | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	2.06%	1.58%
Retail – credit cards | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	20.89%	17.82%
Retail – loans and overdrafts | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	3.36%	2.42%
Retail – loans and overdrafts | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	29.75%	23.57%
Retail – UK Motor Finance | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	0.71%	0.81%
Retail – UK Motor Finance | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Average probability of default (in percent)	11.24%	12.00%
Commercial Banking | Stage 1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers (in percent)	0.88%	0.95%
Commercial Banking | Stage 2 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Probability of Default Loans and Advances [Line Items]
Probability of default loans and advances to customers (in percent)	18.50%	22.32%